Cash and Cash Equivalents - Disclosure Of Detailed Information About Cash And Cash Equivalents (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash	€ 17	€ 3
Banks and other credit institutions	28,786	18,873
Banks and other credit institutions, foreign currency	35,441	63,623
Other cash equivalents	36,914	809
Total	€ 101,158	€ 83,308	€ 113,865	€ 22,338